Grants and other liabilities (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($) Type	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Oct. 02, 2013 USD ($)
Grants and other liabilities [Abstract]
Grants	$ 1,058,053		$ 1,087,553
Other Liabilities	544,102		554,199
Grant and other non-current liabilities	$ 1,602,155		1,641,752
Number of grant types | Type	2
Income from grants	$ 29,503	$ 29,578
Solana and Mojave [Member]
Grants and other liabilities [Abstract]
Income from grants	29,400	$ 29,500
U.S. Department of Treasury [Member]
Grants and other liabilities [Abstract]
Grants	691,000		707,000
Federal Financing Bank [Member]
Grants and other liabilities [Abstract]
Grants	366,000		379,000
Liberty Interactive Corporation [Member]
Grants and other liabilities [Abstract]
Grant and other non-current liabilities	394,000		380,000
Class A membership investment				$ 300,000
Finance lease liabilities	48,600		53,800
Dismantling provision	$ 60,100		$ 59,700